INVENTORY - Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Finished goods	$ 132,266	$ 172,865
Raw materials and supplies	4,011,930	5,361,693
Inventory	$ 4,144,196	$ 5,534,558